Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subordinated liabilities [abstract]
Opening balance	£ 32,005	£ 33,425
Issuances	5,075	3,856
Redemptions	(6,599)	(5,954)
Other	(1,436)	678
Closing balance	£ 29,045	£ 32,005